UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act-file Number 811-05276

Value Line VIP Equity Advantage Fund

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 3/31/17 is included with this Form.

■	Value Line VIP Equity Advantage Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Shares		Value

Closed-End Funds — 95.2%
CHINA REGION — 1.7%
2,100	Templeton Dragon Fund, Inc.	$39,459

DIVERSIFIED EMERGING MARKETS — 2.3%
3,500	Morgan Stanley Emerging Markets Fund, Inc.	51,625

ENERGY LIMITED PARTNERSHIP — 13.0%
4,400	ClearBridge Energy MLP Opportunity Fund, Inc.	59,092
4,600	ClearBridge Energy MLP Total Return Fund, Inc.	62,744
5,900	Cohen & Steers MLP Income and Energy Opportunity Fund, Inc.	66,139
3,400	Kayne Anderson Midstream/Energy Fund, Inc.	56,032
5,200	Neuberger Berman MLP Income Fund, Inc.	52,676
		296,683

EQUITY ENERGY — 6.1%
3,600	Adams Natural Resources Fund, Inc.	69,912
5,100	BlackRock Energy and Resources Trust	70,125
		140,037

FOREIGN LARGE BLEND — 2.9%
11,300	BlackRock International Growth and Income Trust	65,427

GLOBAL REAL ESTATE — 2.3%
7,200	CBRE Clarion Global Real Estate Income Fund	53,784

HEALTH — 9.2%
3,000	Tekla Healthcare Investors	72,120
4,000	Tekla Healthcare Opportunities Fund	69,600
3,500	Tekla Life Sciences Investors	67,865
		209,585

INDIA EQUITY — 2.0%
1,800	India Fund, Inc. (The)	45,720

LARGE BLEND — 17.8%
4,700	Adams Diversified Equity Fund, Inc.	64,625
4,800	First Trust Enhanced Equity Income Fund	69,312
2,200	General American Investors Co., Inc.	73,722
12,800	Liberty All Star Equity Fund	69,888
4,200	Nuveen Dow 30sm Dynamic Overwrite Fund	65,730
4,900	Nuveen S&P 500 Buy-Write Income Fund	64,925
		408,202

LARGE GROWTH — 11.9%
5,600	Eaton Vance Enhanced Equity Income Fund	73,416
4,500	Eaton Vance Enhanced Equity Income Fund II	60,795
7,400	Eaton Vance Risk-Managed Diversified Equity Income Fund	67,192
6,400	Eaton Vance Tax-Managed Diversified Equity Income Fund	70,848
		272,251

LARGE VALUE — 2.8%
7,500	BlackRock Enhanced Equity Dividend Trust	64,125

NATURAL RESOURCES — 3.2%
8,500	BlackRock Resources & Commodities Strategy Trust	73,100

REAL ESTATE — 2.3%
4,300	Cohen & Steers Total Return Realty Fund, Inc.	52,976

TECHNOLOGY — 3.2%
3,450	Blackrock Science & Technology Trust	73,002

UTILITIES — 2.7%
3,800	Duff & Phelps Global Utility Income Fund, Inc.	61,788

WORLD STOCKS — 11.8%
8,200	Alpine Total Dynamic Dividend Fund	67,732
5,500	BlackRock Global Opportunities Equity Trust	68,200
7,900	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	67,308
9,000	Voya Global Equity Dividend and Premium Opportunity Fund	66,060
		269,300

	Total Closed-End Funds (Cost $2,097,943)	2,177,064

Exchange-Traded Fund — 2.9%
FINANCIAL — 2.9%
600	iShares U.S. Financial Services ETF	65,460

	Total Exchange-Traded Funds (Cost $56,986)	65,460

1

■	Value Line VIP Equity Advantage Fund

Schedule of Investments

March 31, 2017 (Unaudited)

Shares		Value
Short-Term Investment — 4.8%
Money Market Fund — 4.8%
110,502	State Street Institutional Liquid Reserves Fund	$110,513
	Total Short-Term Investments (Cost $110,516)	110,513
	Total Investments — 102.9% (Cost $2,265,445)	$2,353,037
Excess Of Liabilities Over Cash And Other Assets —(2.9)%		(66,708)
Net Assets (1) —100.0%		$2,286,329
Net Asset Value Per Outstanding Share ($2,286,329 ÷ 210,238 shares outstanding )		$10.87

(1)	For federal income tax purposes, the aggregate cost was $2,265,445, aggregate gross unrealized appreciation was $109,773, aggregate gross unrealized depreciation was $22,181 and the net unrealized appreciation was $87,592.
ETF	Exchange Traded Fund.
MLP	Master Limited Partnership.

2

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of March 31, 2017

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Closed-End Funds	$2,177,064	$—	$—	$2,177,064
Exchange-Traded Funds	65,460	—	—	65,460
Short-Term Investment	110,513	—	—	110,513
Total Investments in Securities	$2,353,037	$—	$—	$2,353,037

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2017, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2017, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Funds' investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.   Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2017